Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
REVENUES	$ 241,402	$ 222,412	$ 500,636	$ 434,524
Voyage expenses (recoveries)	26,256	23,273	59,710	46,221
Vessel operating expenses	88,184	86,519	176,314	163,843
Time-charter hire expense	4,975	14,093	16,387	28,870
Depreciation and amortization	48,474	50,265	96,962	94,775
General and administrative	18,054	10,417	32,903	20,807
Acquisition and success fee	1,600		2,600
Restructuring (recovery) charge	(821)	1,395	(262)	2,054
Income from vessel operations	56,280	36,450	118,622	77,954
Shuttle Tankers [Member]
Segment Reporting Information [Line Items]
REVENUES	137,145	133,222	290,325	263,572
Voyage expenses (recoveries)	24,919	22,275	56,625	44,569
Vessel operating expenses	39,715	36,511	80,121	74,478
Time-charter hire expense	4,975	14,093	16,387	28,870
Depreciation and amortization	27,378	28,165	54,659	55,770
General and administrative	7,126	4,911	13,825	10,800
Restructuring (recovery) charge	(821)	957	(262)	1,616
Income from vessel operations	33,853	26,310	68,970	47,469
FPSO [Member]
Segment Reporting Information [Line Items]
REVENUES	83,984	65,260	167,121	122,945
Vessel operating expenses	39,472	40,074	79,863	69,575
Depreciation and amortization	18,186	17,789	36,089	30,541
General and administrative	7,989	4,600	13,747	7,662
Income from vessel operations	18,337	2,797	37,422	15,167
FSO [Member]
Segment Reporting Information [Line Items]
REVENUES	11,673	15,053	25,962	30,193
Voyage expenses (recoveries)	149		172	(485)
Vessel operating expenses	7,532	8,315	13,405	16,600
Depreciation and amortization	1,298	2,743	2,991	5,325
General and administrative	1,027	809	1,886	1,574
Income from vessel operations	1,667	3,186	7,508	7,179
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
REVENUES	8,600	8,877	17,228	17,814
Voyage expenses (recoveries)	1,188	998	2,913	2,137
Vessel operating expenses	1,465	1,619	2,925	3,190
Depreciation and amortization	1,612	1,568	3,223	3,139
General and administrative	312	97	845	771
Restructuring (recovery) charge		438		438
Income from vessel operations	$ 4,023	$ 4,157	$ 7,322	$ 8,139